ADMINISTRATIVE AND GENERAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Administrative And General Expenses [Abstract]
Schedule of administrative and general expenses
	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Salaries and related expenses	4,928	5,925	8,175
Depreciation and overheads	160	93	132
Expected credit loss (a)	-	1,876	-
Other expenses (b)	5,737	6,667	942

Total	10,825	14,561	9,249

(a)
Write off of a contract asset relating to Jet Talk contract asset balance, as the Company does not believe it can benefit from the remaining asset due to certain disagreement between the parties, which are under discussion and expected to be resolved in the near future.

(b)	In 2023 expenses occurred following the Alta settlement of $2.3 million (see Note 18) and expenses associated with a new directors’ and officers’ insurance policy.